Net Income Per Common Share	12 Months Ended
Mar. 31, 2024
Text Block [Abstract]
Net Income Per Common Share
27.	NET INCOME PER COMMON SHARE
The following table sets forth the computation of basic and diluted net income per common share:

Year ended,	March 31, 2024	March 31, 2023
(in millions)

Net income attributable to ordinary shareholders	$105.2	$298.5

Gain on change in fair value of warrants (i)	(12.1)	(47.7)

Net income attributable to ordinary shareholders (diluted)	$93.1	$250.8

(in millions)

Weighted average common shares outstanding (ii)	108.4	122.7

Dilutive effect of warrants, restricted share units and performance share units (i) (ii)	24.6	24.3

Dilutive weighted average common shares outstanding	133.0	147.0

Net income per common share:

Basic	$0.97	$2.43

Diluted	$0.70	$1.71

(i)
As at March 31, 2024, 24,179,000 warrants remain outstanding. For the purposes of determining diluted net income per common share, net income for the year ended March 31, 2024 was adjusted for the change in the fair value of the warrants in the amount of $12.1 million (US $9.2 million) as the warrants were determined to be dilutive (March 31, 2023 - $47.7 million; US $37.2 million).

(ii)
On May 17, 2022, the Board of Directors granted 141,203 and 556,348 restricted share units and performance share units, respectively, to various employees of the Company under the Omnibus Plan for the fiscal year ended March 31, 2023 (“FY2023 Plan”). Further, on March 31, 2023 the Board of Directors granted 457,935 and 404,211 restricted share units and performance share units, respectively, to various employees of the Company under the Omnibus Plan for the fiscal year ended March 31, 2024 (“FY2024 Plan”). For the purposes of determining diluted net income per share, the restricted share units and performance share units are considered contingently issuable potential ordinary shares. The treasury stock method is applied based on the number of units that vest based on achievement of various financial and nonfinancial targets. Based on the achievement of such targets and forfeiture of awards, the restricted share units and performance share units included in diluted net income per share for the year ended March 31, 2024 is 376,268 common shares (March 31, 2023 – 92,293 common shares). See Note 34.

For the year ended March 31, 2024, the total weighted average common shares issued and outstanding is 103,793,360 (March 31, 2023 – 117,945,286).
The Company issued earnout rights and Replacement LTIP awards in connection with the Company’s merger transaction from fiscal 2022. For the year ended March 31, 2024, 1,404,357 (March 31, 2023 – 1,557,026) weighted average earnout rights have been included in the calculation of basic and diluted net income per common share. Replacement LTIP awards are included within the weighted average
common shares outstanding, as the Replacement LTIP Awards are fully vested and exercisable for a nominal price. For the year ended March 31, 2024, 2,925,499 (March 31, 2023 - 3,100,535) weighted average

Replacement LTIP awards have been included in the calculation of basic and diluted net income per common share. See Note 31 and Note 32.
The Company also routinely grants DSUs to Directors of the Company under its Omnibus Equity Incentive Plan (“Omnibus Plan”). DSUs as vested to various Directors of the Company in respect of their annual retainers. The DSUs recognized under the Omnibus Plan are included within the weighted average common shares outstanding, as the units are exercisable for no consideration. For the year ended March 31, 2024, 272,166 (March 31, 2023 – 108,628) weighted average DSUs have been included in the calculation of basic and diluted net income per common share. See Note 34.